Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2020
Property, plant and equipment.
Schedule of detailed information about property, plant and equipment

for the year ended 30 June	Land Rm	Building and improvements Rm	Plant, equipment and vehicles Rm	Mineral assets Rm	Total Rm
Carrying amount at 30 June 2019	4 202	15 434	185 235	28 678	233 549
Transfer of finance lease assets to right of use assets
on initial application of IFRS 16	(6)	(1 475)	(5 936)	—	(7 417)
Adjusted carrying amount at 1 July 2019	4 196	13 959	179 299	28 678	226 132
Additions	34	59	1 039	1 230	2 362
to sustain existing operations	34	42	825	1 230	2 131
to expand operations	—	17	214	—	231
Net reclassification (to)/from other assets	(11)	(295)	447	(4)	137
Reduction in rehabilitation provisions
capitalised (note 35)	—	—	(23)	(160)	(183)
Projects capitalised	920	3 035	120 616	3 378	127 949
Reclassification to held for sale (note 12)	(112)	(2 350)	(61 754)	—	(64 216)
Translation of foreign operations	842	2 091	23 761	230	26 924
Disposals and scrapping	(268)	(6)	(484)	(18)	(776)
Current year depreciation charge	—	(720)	(15 816)	(3 291)	(19 827)
Net impairment of property,
plant and equipment (note 10)	(10)	(3 819)	(90 203)	—	(94 032)

Carrying amount at 30 June 2020	5 591	11 954	156 882	30 043	204 470

for the year ended 30 June	Land Rm	Building and improvements Rm	Plant, equipment and vehicles Rm	Mineral assets Rm	Total Rm
Carrying amount at 30 June 2018	2 744	8 537	127 336	28 840	167 457
Additions	6	395	959	1 360	2 720
to sustain existing operations	6	76	959	1 360	2 401
to expand operations	—	319	—	—	319
Net reclassification (to)/from other assets	(6)	19	(97)	(306)	(390)
Reduction in rehabilitation provisions
capitalised (note 35)	—	—	(1)	—	(1)
Projects capitalised	1 452	7 281	83 768	3 583	96 084
Reclassification to held for sale	(8)	(57)	(438)	—	(503)
Translation of foreign operations	36	4	(182)	78	(64)
Disposals and scrapping	(22)	(90)	(547)	(49)	(708)
Current year depreciation charge	—	(643)	(13 607)	(3 285)	(17 535)
Net impairment of property, plant and
equipment	—	(12)	(11 956)	(1 543)	(13 511)
Carrying amount at 30 June 2019	4 202	15 434	185 235	28 678	233 549

2

		Building	Plant,
		and	equipment	Mineral
	Land	improvements	and vehicles	assets	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm
2020
Cost	5 844	21 418	325 837	84 822	437 921
Accumulated depreciation and impairment	(253)	(9 464)	(168 955)	(54 779)	(233 451)
	5 591	11 954	156 882	30 043	204 470
2019
Cost	4 403	23 034	316 548	74 769	418 754
Accumulated depreciation and impairment	(201)	(7 600)	(131 313)	(46 091)	(185 205)
	4 202	15 434	185 235	28 678	233 549
2018
Cost	3 036	15 652	239 262	70 386	328 336
Accumulated depreciation and impairment	(292)	(7 115)	(111 926)	(41 546)	(160 879)
	2 744	8 537	127 336	28 840	167 457

				2020	2019
for the year ended 30 June				Rm	Rm
Business segmentation
Mining				23 787	23 540
Exploration and Production International				7 244	6 076
Energy				27 167	48 924
Base Chemicals				39 269	77 339
Performance Chemicals				103 781	74 313
Group Functions				3 222	3 357
Total operations				204 470	233 549

			2020	2019	2018
for the year ended 30 June			Rm	Rm	Rm
Additions to property, plant and equipment (cash flow)
Current year additions Adjustments for			2 362	2 720	6 992
non-cash items			(1 761)	(1 491)	(6 278)
movement in environmental provisions capitalised			(1 761)	(1 387)	(178)
movement in long-term debt*			—	(104)	(6 100)
Per the statement of cash flows			601	1 229	714

*2018, additions include the Air Separation Unit at SSO of R3,4 billion and the Lake Charles Chemical Project rail yard and wash bay leases of R1,8 billion that commenced during the year.

Schedule of recognised finance lease as assets by lessee
2019
for the year ended 30 June	Rm
Leased assets
Carrying value of capitalised leased assets (included in plant, equipment and vehicles)	7 423
cost	9 316
accumulated depreciation	(1 893)

Schedule of capital commitments (excluding equity accounted investments)

	2020	2019
for the year ended 30 June	Rm	Rm
Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which specific board approval has been obtained. Projects still under investigation for which specific board approvals have not yet been obtained are excluded from the following:
Authorised and contracted for	260 620	212 848
Authorised but not yet contracted for	21 136	43 097
Less expenditure to the end of year	(249 806)	(195 850)
	31 950	60 095

to sustain existing operations	26 305	29 654
to expand operations	5 645	30 441
Estimated expenditure
Within one year	15 578	32 194
One to five years	16 372	27 901
	31 950	60 095
Business segmentation
Mining	2 352	2 372
Exploration and Production International	3 597	19 795
Energy	9 237	10 390
Base Chemicals	11 013	16 504
Performance Chemicals	5 326	10 434
Group Functions	425	600
Total operations	31 950	60 095

3

Significant capital commitments at 30 June comprise of:

			2020	2019
Project	Project location Business segment		Rm	Rm
Lake Charles Chemicals Project*	United States	Base and Performance Chemicals	1 297	11 856
Dispersal drum dryers	United States	Base and Performance Chemicals	944	—
Mozambique exploration and	Mozambique	Exploration and Production International	3 353	17 375
development
Sixth fine ash dam	Secunda	Energy	1 573	2 302
Shutdown and major statutory maintenance	Various	Energy, Base and Performance Chemicals	3 247	5 949
Renewal projects	Secunda and Sasolburg	Energy, Base and Performance Chemicals	1 702	4 578
Renewal projects	Germany	Base and Performance Chemicals
Mulalo project	Secunda	Energy, Base and Performance Chemicals	256	—
Boiler automation	Secunda	Energy, Base and Performance Chemicals	1 329	1 329
Environmental projects	Secunda	Energy, Base and Performance Chemicals	299	—
Steam Station 2 NOx Abatement	Sasolburg	Base and Performance Chemicals	1 007	—
Ammonia storage facility	Sasolburg	Base Chemicals	900	1 168
Steam Station 1 Air Quality Compliance	Sasolburg	Base and Performance Chemicals	650	—
Mozambique drilling campaign and infield compression	Mozambique	Exploration and Production International	1 405	577
Clean fuels II: To meet legislated fuel specifications	Secunda	Energy	93	915
Network development	Various	Energy	1 375	418
Specialised stonework equipment	Secunda	Mining
Laboratory expansion	Germany	Base and Performance Chemicals	290	—
Road and rail automation system	Secunda	Base and Performance Chemicals	320	—
China Ethoxylation plant	China	Performance Chemicals	351	—
Refurbishment of equipment	Secunda	Mining	126	—
Natcos to Multi Product Pipeline project	Durban	Energy	—	135
Natcos tank programme	Durban	Energy	812	409
Etame field development	Gabon	Exploration and Production International	110	—
Mine geographical expansions	Secunda	Mining	131	—
Natref air quality compliance projects	Sasolburg	Energy	113	380
Impumelelo Colliery to maintain Brandspruit Colliery operation	Secunda	Mining	478	406
Coal tar filtration east and west project	Secunda	Energy, Base and Performance Chemicals	252	353
Other capital commitments	Various	Various	176	220
			138	356
			9 223	11 369
			31 950	60 095

*The LCCP capital commitment excludes the remaining contingency of US$113 million. The approved amount for the LCCP is US$12,9 billion with the overall cost estimate tracking US$12,8 billion.

Schedule of depreciation and amortisation expense

The following depreciation rates apply in the group:
Buildings and improvements	1 – 17%, units of production over life of related reserve base Retail
convenience centres	3 – 5%
Plant	2 – 50%
Equipment	3 – 91%
Vehicles	5 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets	Units of production over life of related reserve base